Income Tax Expense (Details) $ in Millions	6 Months Ended
	Oct. 31, 2023 HKD ($)	Oct. 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($)
Income Tax Expense [Line Items]
Unused tax losses (in Dollars)		$ 66,507	$ 60,865	$ 1,806	$ 1,860
Two Tiered Profits Tax Rates Regime [Member]
Income Tax Expense [Line Items]
Taxable profit rate	16.50%
Hong Kong [Member] | First Tiered Profits Tax Rates Regime [Member]
Income Tax Expense [Line Items]
Profits tax rates (in Dollars)	$ 2
Taxable profit rate	8.25%
Hong Kong [Member] | Two Tiered Profits Tax Rates Regime [Member]
Income Tax Expense [Line Items]
Profits tax rates (in Dollars)	$ 2
Taxable profit rate	16.50%
Singapore [Member]
Income Tax Expense [Line Items]
Taxable profit rate	17.00%
Canada [Member]
Income Tax Expense [Line Items]
Federal and Ontario provincial income tax rate	33.00%